Goodwill and Intangible Assets (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortized intangible assets:
Amortized intangible assets, Gross Carrying Amount	$ 1,534	$ 1,534
Amortized intangible assets, Gross Accumulated Amortization	1,171	1,060
Amortized intangible assets, Net Carrying Value	363	474
Core deposit intangibles [Member]
Amortized intangible assets:
Amortized intangible assets, Gross Carrying Amount	1,534	1,534
Amortized intangible assets, Gross Accumulated Amortization	1,171	1,060
Amortized intangible assets, Net Carrying Value	$ 363	$ 474